CASH TRUST SERIES II

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                August 3, 2005



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: CASH TRUST SERIES II (the "Trust")
            Municipal Cash Series II
            Treasury Cash Series II
           1933 Act File No. 33-38550
           1940 Act File No. 811-6269

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 19 on July 27, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George Magera
                                                George Magera
                                                Assistant Secretary